Excise Tax Payable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025
Related Party Transaction [Line Items]
Excise tax interest and penalties			$ 888,332			$ 888,332
Excise tax liabilities interest and penalties	$ 1,002,860		1,002,860			943,039
General and administrative expenses	2,922,318	$ 131,463	7,602,857	$ 275,231	$ 328,469	5,416,619
Bannix Common Stock [Member]
Related Party Transaction [Line Items]
Interest of penalties	$ 26,207	$ 0	26,207	0		$ 54,707
Bannix [Member]
Related Party Transaction [Line Items]
General and administrative expenses			$ 59,821	$ 0